Shareholder Report, Holdings (Details)	Sep. 30, 2024
No-Load Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.66%
No-Load Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.25%
No-Load Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
No-Load Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
No-Load Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
No-Load Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
No-Load Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
No-Load Shares | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
No-Load Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
No-Load Shares | Net Cashsupsup Asupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
Class A Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.66%
Class A Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.25%
Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.58%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
Class A Shares | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Class A Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Class A Shares | Net Cashsupsup Asupsup [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%